Taxes (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Taxes [Abstract]
Provision of doubtful accounts	$ 296,535	$ 89,015
Tax loss carried forwards	1,729,036	1,445,876
Valuation allowance on tax losses	(1,729,036)	(1,445,876)
Deferred tax assets, net	$ 296,535	$ 89,015